Derivative Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of fair value at the commitment and re-measurement dates for derivative liabilities

The fair value at the commitment and re-measurement dates for the Company’s derivative liabilities were based upon the following management assumptions as:

	June 30, 2017	December 31, 2017
	Unaudited	Audited

Balance Beginning of period	$24,083,313	$24,157,837
Fair value mark to market adjustment - stock options	1,761,071	(268,098)
Fair value at the commitment date for options granted	778,902	4,625,002
Fair value mark to market adjustment - convertible debt	8,482,239	42,664,939
Fair value mark to market adjustment - warrants	2,771,860	(1,972,844)
Fair value at commitment date for warrants issued	1,480,126	5,053,387
Debt settlement on the derivative liability associated with interest	—	3,204,363
Reclassification of derivative liability to Additional Paid-in-Capital due to share reservation	(7,061,433)	(50,431,559)
Gain on Settlement of Debt	—	(2,949,714)
Balance at end of period	$32,296,078	$24,083,313

	December 31, 2016	December 31, 2015
Balance Beginning of period	$24,157,838	$5,140,758
Reclassification of derivative liabilities to additional paid in capital related to warrants exercised that ceased being a derivative liability	—	(189,613)
Extinguishment of Derivative Liability - Conversion of Interest to Shares	—	(209,604)
Fair value mark to market adjustment - stock options	(268,098)	134,162
Fair value at the commitment date for options granted	4,625,002	—
Fair value mark to market adjustment - convertible debt	34,088,543	18,835,664
Fair value mark to market adjustment – warrants	6,264,132	446,471
Fair value at commitment date for warrants issued	5,053,387	—
Debt settlement on the derivative liability associated with interest	3,549,904	—
Fair value mark to market adjustment – options	4,625,002

Reclassification of derivative liability to Additional Paid in Capital due to share reservation	(50,437,681)	—
Gain on debt settlement	2,949,714	—

Balance at end of period	$24,083,313	$24,157,838

Schedule of commitment date recommitment date
	Commitment Date	Recommitment Date
Expected dividends	0%	0%
Expected volatility	150%	150%
Expected term	2-5 years	1.41 – 4.76 years
Risk Free Interest Rate	0.29%-2.61%	1.38%-1.89%

	Commitment Date	Recommitment Date
Expected dividends	0%	0%
Expected volatility	150%	150%
Expected term	2-5 years	0.00 – 2.48 years
Risk Free Interest Rate	.29%-2.61%	1.20%-.1.47%